Transactions and Balances with Related Parties (Details) $ in Thousands	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)
Transactions and Balances with Related Parties [Line Items]
Loan			$ 707,851
Interest			217,357
Value added tax payables			33,945
Loan interest	$ 1,169,930		1,105,063
Industrias CH, S.A.B. de C.V. [Member]
Transactions and Balances with Related Parties [Line Items]
Loan interest	1,044,318		959,153
Perfiles Comerciales Sigosa, S.A. de C.V. [Member]
Transactions and Balances with Related Parties [Line Items]
Loan interest	$ 125,612	$ 7,536,068	$ 145,910